Share capital	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
Share data have been revised to give effect to the share split and share consolidation as explained in note 2 (iv) and 2 (v), respectively.

The movements in the Company’s share capital, share premium and treasury shares accounts for the years ended December 31, 2021, 2020 and 2019 are set out in the following table:

		Issued share capital	Share premium	Treasury shares	Increase / (Decrease) in net assets	Price per share	Issued share capital	Treasury shares	Outstanding share capital
		In KUSD					Number of shares issued	Number of shares (held or received) / delivered	Number of shares outstanding
Balance at December 31, 2018		401	452,268	—	452,669		47,825,000	—	47,825,000

February 6, 2019	Increase share capital	1	—	—	1	CHF 0.008	75,000	—	75,000
February 6, 2019	Transaction costs, increase in share capital	—	(19)	—	(19)		—	—	—
June 7, 2019	Increase in share capital	22	75,578	—	75,600	CHF 0.008	2,700,000	—	2,700,000
June 7, 2019	Transaction costs, increase in share capital	—	(1,432)	—	(1,432)		—	—	—
June 14, 2019	Increase in share capital	—	700	—	700	CHF 0.008	25,000	—	25,000
June 14, 2019	Transaction costs, increase in share capital	—	(13)	—	(13)		—	—	—
July 5, 2019	Increase in share capital	7	26,943	—	26,950	CHF 0.008	962,500	—	962,500
July 5, 2019	Transaction costs, increase in share capital	—	(306)	—	(306)		—	—	—
August 22, 2019	Transfer from share premium for par value increase	3,789	(3,789)	—	—		—	—	—
September 2, 2019	Purchase of treasury shares	141	—	(141)	—	CHF 0.08	1,750,000	(1,750,000)	—
September 2, 2019	Transaction costs, increase in share capital	—	(8)	—	(8)		—	—	—
December 16, 2019	Sale of treasury shares	—	—	41	41	CHF 0.08	—	509,460	509,460
Movements during the year ended December 31, 2019		3,960	97,654	(100)	101,514		5,512,500	(1,240,540)	4,271,960
Balances as of January 1, 2019, revised for share consolidation and share split		401	452,268	—	452,669		47,825,000	—	47,825,000
Balance at December 31, 2019		4,361	549,922	(100)	554,183		53,337,500	(1,240,540)	52,096,960
April 15, 2020	Shares surrendered by Share Purchase Plan 2013 and Share Purchase Plan 2016 participants to settle share purchase plan promissory notes	—	11,208	(11,208)	—	USD 18.75	0	(597,774)	(597,774)
April 16, 2020	Issuance of shares per shareholder's agreement addendum through capitalization of reserves	393	(393)	—	—	CHF 0.08	4,777,996	—	4,777,996
April 24, 2020	Elimination of fractional holdings	—	—	—	—	CHF 0.08	—	51	51
May 19, 2020	Issuance of shares to be held as treasury	34	—	(34)	—	CHF 0.08	408,873	(408,873)	—
May 19, 2020	Grant of shares to settle Incentive Plan 2014 awards, net	—	(29)	29	—	CHF 0.08	—	356,144	356,144
May 19, 2020	Issuance of shares at IPO	1,007	231,661	—	232,668	USD 19.00	12,245,631	—	12,245,631
May 19, 2020	Sale of shares under greenshoe option	—	23,591	11,309	34,900	USD 19.00	—	1,836,844	1,836,844
May 19, 2020	Transaction costs, IPO and greenshoe option	—	(23,355)	—	(23,355)		—	—	—

September 28, 2020	Issuance of shares at follow-on offering	519	203,481	—	204,000	USD 34.00	6,000,000	—	6,000,000
September 28, 2020	Transaction costs, follow-on offering	—	(15,084)	—	(15,084)		—	—	—
September 30, 2020	Other	—	—	—	—	CHF 0.08	—	2,796	2,796
December 31, 2020	Shares issued for exercise of option awards	—	54	—	54	CHF 0.08	—	2,895	2,895
Movements during the year ended December 31,2020		1,953	431,134	96	433,183		23,432,500	1,192,083	24,624,583
Balances reported at December 31, 2019, revised for share consolidation and share split		4,361	549,922	(100)			53,337,500	(1,240,540)	52,096,960
Balance at December 31, 2020		6,314	981,056	(4)			76,770,000	(48,457)	76,721,543
April 1, 2021	Issuance of shares to be held as treasury	131	—	(131)	—	CHF 0.08	1,500,000	(1,500,000)	—
January 1, 2021 - December 31, 2021	Exercise of options and vestings of RSUs	—	771	7	778		—	88,935	88,935
Movements during the year ended December 31,2021		131	771	(124)	778		1,500,000	(1,411,065)	88,935
Balances reported at December 31, 2020		6,314	981,056	(4)			76,770,000	(48,457)	76,721,543
Balance at December 31, 2021		6,445	981,827	(128)	778		78,270,000	(1,459,522)	76,810,478
Authorized Capital
The Board of Directors is authorized to increase the share capital at any time until June 9, 2023, by a maximum amount of CHF 3,130,800, by issuing a maximum of 39,135,000 common shares, fully paid up, with a par value of CHF 0.08 each. An increase of the share capital in partial amounts is permissible.
Conditional Share Capital

Conditional Share Capital for Financing Acquisitions and Other Purposes

The Company’s nominal share capital may be increased, including to prevent takeovers and changes in control, by a maximum aggregate amount of CHF 1,624,000 through the issuance of not more than 20,300,000 common shares, which would have to be fully paid-in, each with a par value of CHF 0.08 per share, by the exercise of option and conversion rights granted in connection with warrants, convertible bonds or similar instruments of the Company or one of its subsidiaries. Shareholders will not have pre-emptive subscription rights in such circumstances, but may have advance subscription rights to subscribe for such warrants, convertible bonds or similar instruments. The holders of warrants, convertible bonds or similar instruments are entitled to the new shares upon the occurrence of the applicable conversion feature.

Conditional Share Capital for Equity Incentive Plans

The Company’s nominal share capital may, to the exclusion of the pre-emptive subscription rights and advance subscription rights of shareholders, be increased by a maximum aggregate amount of CHF 936,000 through the issuance of not more than 11,700,000 common shares, which would have to be fully paid-in, each with a par value of CHF 0.08 per share, by the exercise of options, other rights to receive shares or conversion rights that have been granted to employees, members of the board of directors, contractors or consultants of the Company or of one of its subsidiaries or other persons providing services to the Company or to a subsidiary through one or more equity incentive plans created by the board of directors.
Dividend
The Company did not declare a dividend during fiscal years 2021, 2020 or 2019